Share Capital - Additional Information (Detail) € / shares in Units, € in Millions, shares in Millions		12 Months Ended
	Feb. 15, 2016	Dec. 31, 2017 £ / shares	May 23, 2017 EUR (€) € / shares shares	Mar. 23, 2017 EUR (€) € / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Issued and fully paid ordinary shares, per share			€ 0.07
Deferred share, per share | £ / shares		£ 1
Deferred shares, voting rights		There are no further rights to participate in profits or assets, including the right to receive dividends.
Dividend claim period	12 years
Ordinary Shares Issue Mandate [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Common stock, value authorised | €			€ 190	€ 190
Common stock, shares authorised | shares			2,714	2,714
Issued and fully paid ordinary shares, per share				€ 0.07